Description of business	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Accounting Policies [Abstract]
Description of business

1. Description of business

Pineapple Financial Inc. (the” Company”) is a leader in the Canadian mortgage industry, breaking the mold by focusing on both the long-term success of agents and brokerages, as well as the overall experience of homeowners. With over 600 brokers within the network, the Company utilizes cutting-edge cloud-based tools and AI-driven systems to enable its brokers to help Canadians realize their ultimate dream, owning a home.

The Company was incorporated in 2006, under the Ontario Business Corporations Act. The Company’s head office is located at 200-111 Gordon Baker Road, Toronto, Ontario, M2H 3R1 Canada and its securities are publicly listed on the New York Stock Exchange American (NYSEAmerican) under ticker “PAPL”. The Company completed an Initial Public Offering on October 31, 2023 for gross proceeds of $3,500,000 and the first day of trading was November 1, 2023.

Impact from the global inflationary pressures leading to higher interest rates

During the first quarter of 2025, inflationary pressures were eased to a greater extent, and central banks worldwide started decreasing their interest rates. However, interest rates are still high compared to the year 2022. The real estate market has started showing some improvement, but inflation is down from the year 2022 but still not as per target. This led to uncertainty around the business. The Company determined that there were no material expectations of increased credit losses and no material indicators of impairment of long-term assets.

Economic and Trade Policy Uncertainty

Company continues to monitor the potential impact of evolving trade policies, including the threat of additional tariffs imposed by the United States. While no specific tariffs have been implemented during the reporting period that materially affect the Company’s operations, the potential for future changes in cross-border trade arrangements and import/export duties contributes to broader economic uncertainty. Management has considered these risks in its forward-looking assessments and determined that, as of the reporting date, there are no material adverse effects on the Company’s financial position, results of operations, or estimates related to credit losses or asset impairments.

Going Concern

The Company continues to focus its efforts predominantly on research and development activities. During this process, it has incurred significant operating losses, a trend expected to persist for the foreseeable future. As of February 28, 2025, the Company reported an accumulated deficit of $11,011,964 compared to $9,757,974 as of August 31, 2024. Negative cash flows from operating activities amounted to $836,228 during the six months ended February 28, 2025, as compared to $1,566,642 in the prior corresponding period.

To sustain its operations during the six month period end February 28, 2025, the Company raised grossly $0.997 million issuance of common shares and pre-funded warrants. In addition, company also borrowed short term loan $0.599 from directors to meet the working capital requirements. It is also exploring additional capital and financing sources such as director’s loan while managing existing working capital resources. However, the Company’s ability to continue as a going concern is subject to its capacity to achieve future profitability and secure the necessary funding to meet obligations as they arise. The uncertainty surrounding its ability to raise financial capital and generate profitable operations raises substantial doubt about its ability to continue as a going concern.

These condensed interim consolidated financial statements do not include adjustments that might be necessary should the Company be unable to continue as a going concern.

The consolidated financial statements were authorized for issue by the Board of Directors on April 14, 2025

1. Description of business

Pineapple Financial Inc. (the” Company”) is a leader in the Canadian mortgage industry, breaking the mould by focusing on both the long-term success of agents and brokerages, as well as the overall experience of homeowners. With over 600 brokers within the network, the Company utilizes cutting-edge cloud-based tools and AI-driven systems to enable its brokers to help Canadians realize their ultimate dream, owning a home.

The Company was incorporated in 2006, under the Ontario Business Corporations Act. The Company’s head office is located at 200-111 Gordon Baker Road, Toronto, Ontario, M2H 3R1 Canada and its securities are publicly listed on the New York Stock Exchange American (NYSEAmerican) under ticker “PAPL”. The Company completed an Initial Public Offering on October 31, 2023 for gross proceeds of $3,500,000 and the first day of trading was November 1, 2023.

Impact from the global inflationary pressures leading to higher interest rates

During the first quarter of 2024, due to inflationary pressures that were felt around the globe, central banks all over the world increased interest rates steadily to reduce these pressures. The impact on the real estate market has been to reduce the price wars, bidding, and control over the runaway prices. This has led to modifications in all businesses associated with real estate including the Company. With the interest rates increases which reduces prices has led to reduced volume for the Company. It is unknown how long the increased interest rates will last. The Company determined that there were no material expectations of increased credit losses, and no material indicators of impairment of long-term assets.

Going Concern

The Company continues to focus its efforts predominantly on research and development activities. During this process, it has incurred significant operating losses, a trend expected to persist for the foreseeable future. As of August 31, 2024, the Company reported an accumulated deficit of $9,757,974, compared to $5,655,315 as of August 31, 2023. Negative cash flows from operating activities amounted to $1,708,261 during the fiscal year ended August 31, 2024, down from $2,116,105 in the prior year.

To sustain its operations, the Company plans to explore additional capital and financing sources while managing existing working capital resources. However, the Company’s ability to continue as a going concern is subject to its capacity to achieve future profitability and secure the necessary funding to meet obligations as they arise. The uncertainty surrounding its ability to raise financial capital and generate profitable operations raises substantial doubt about its ability to continue as a going concern.

These consolidated financial statements do not include adjustments that might be necessary should the Company be unable to continue as a going concern. For further details, see Note 20, which discusses a $1.00 million offering completed in November 2024 and a $0.525 million short term loan in October 2024.